Document and Entity Information	Mar. 08, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 08, 2023
Entity File Number	001-39413
Entity Registrant Name	VERTEX, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2081753
Entity Address State Or Province	PA
Entity Address, Address Line One	2301 Renaissance Blvd.
Entity Address, City or Town	King of Prussia
Entity Address, Postal Zip Code	19406
City Area Code	800
Local Phone Number	355-3500
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	VERX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001806837
Amendment Flag	false